Pacer MSCI World Industry Advantage ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 97.0%	Shares	Value
Communication Services - 16.7%
Alphabet, Inc. - Class A	153	$51,714
Alphabet, Inc. - Class C	128	43,332
Charter Communications, Inc. - Class A (a)(b)	2	412
Comcast Corp. - Class A	98	2,915
EchoStar Corp. - Class A (a)(b)	4	453
Electronic Arts, Inc.	6	1,224
Fox Corp. - Class A	6	437
Fox Corp. - Class B	5	328
KDDI Corp.	78	1,314
Liberty Media Corp.-Liberty Formula One - Class C (a)	6	522
Live Nation Entertainment, Inc. (a)(b)	4	582
Meta Platforms, Inc. - Class A	57	40,840
Netflix, Inc. (a)	112	9,351
News Corp. - Class A	10	270
NTT, Inc.	791	792
Omnicom Group, Inc.	5	385
Pinterest, Inc. - Class A (a)	16	354
Reddit, Inc. - Class A (a)	3	541
ROBLOX Corp. - Class A (a)	15	986
Snap, Inc. - Class A (a)	29	201
SoftBank Corp.	761	1,028
SoftBank Group Corp.	100	2,748
Take-Two Interactive Software, Inc. (a)	5	1,101
Trade Desk, Inc. - Class A (a)	12	364
Versant Media Group, Inc. (a)	3	98
Walt Disney Co.	48	5,414
Warner Bros Discovery, Inc. (a)	63	1,735
		169,441

Consumer Discretionary - 12.6%
Airbnb, Inc. - Class A (a)	11	1,423
Aisin Corp.	13	232
Amazon.com, Inc. (a)	206	49,296
Best Buy Co., Inc.	5	325
Booking Holdings, Inc.	1	5,002
Bridgestone Corp.	30	676
Burlington Stores, Inc. (a)	2	592
Carnival Corp. (a)	28	841
Carvana Co. (a)	3	1,203
Chipotle Mexican Grill, Inc. (a)(b)	36	1,399
Darden Restaurants, Inc. (b)	3	598
Denso Corp.	46	637
Dick's Sporting Goods, Inc.	2	404
Domino's Pizza, Inc.	1	410
DoorDash, Inc. - Class A (a)(b)	10	2,046
DraftKings, Inc. - Class A (a)	12	330
eBay, Inc.	12	1,095
Expedia Group, Inc. (b)	3	795
Flutter Entertainment PLC (a)	4	661
Genuine Parts Co.	4	556
Hermes International SCA	1	2,405
Hilton Worldwide Holdings, Inc.	6	1,791
Home Depot, Inc. (b)	26	9,739
Honda Motor Co. Ltd.	98	985
Hyatt Hotels Corp. - Class A	1	156
Isuzu Motors Ltd.	14	225
Kering	2	626
Las Vegas Sands Corp.	9	475
Lowe's Cos., Inc.	15	4,006
LVMH Moet Hennessy Louis Vuitton SE	7	4,538
Marriott International, Inc. - Class A (b)	6	1,892
McDonald's Corp.	19	5,985
MercadoLibre, Inc. (a)	1	2,148
Nissan Motor Co. Ltd. (a)	59	144
O'Reilly Automotive, Inc. (a)	22	2,165
Ross Stores, Inc.	9	1,698
Royal Caribbean Cruises Ltd. (b)	7	2,273
Starbucks Corp.	30	2,758
Subaru Corp.	16	344
Sumitomo Electric Industries Ltd.	19	826
Suzuki Motor Corp.	42	572
TJX Cos., Inc. (b)	29	4,344
Toyota Motor Corp.	251	5,683
Tractor Supply Co.	15	763
Ulta Beauty, Inc. (a)	1	647
Williams-Sonoma, Inc.	3	614
Yamaha Motor Co. Ltd.	24	180
Yum! Brands, Inc.	7	1,088
		127,591

Consumer Staples - 4.1%
Costco Wholesale Corp.	12	11,283
Dollar General Corp.	6	861
Dollar Tree, Inc. (a)	5	588
Kroger Co.	17	1,068
Nestle SA	68	6,459
Reckitt Benckiser Group PLC	18	1,500
Sysco Corp. (b)	13	1,090
Target Corp.	12	1,266
Unilever PLC	58	3,906
Walmart, Inc.	116	13,820
		41,841

Energy - 1.3%
ARC Resources Ltd.	15	279
Cameco Corp.	12	1,484
Canadian Natural Resources Ltd.	55	2,045
Cenovus Energy, Inc.	38	750
Enbridge, Inc.	58	2,831
Imperial Oil Ltd.	5	505
Keyera Corp.	6	203
Pembina Pipeline Corp.	15	623
Suncor Energy, Inc.	32	1,692
TC Energy Corp.	28	1,642
Tourmaline Oil Corp.	10	473
Whitecap Resources, Inc.	32	292
		12,819

Financials - 14.2%
Affirm Holdings, Inc. (a)(b)	7	422
Allianz SE	10	4,407
American Express Co.	15	5,283
Ameriprise Financial, Inc.	2	1,054
Apollo Global Management, Inc. (b)	12	1,615
Ares Management Corp. - Class A	6	898
Bank of Montreal	19	2,587
Bank of New York Mellon Corp.	19	2,279
Bank of Nova Scotia	33	2,467
Berkshire Hathaway, Inc. - Class B (a)(b)	36	17,299
Blackrock, Inc.	4	4,476
Blackstone, Inc.	19	2,706
Block, Inc. (a)(b)	15	906
Canadian Imperial Bank of Commerce	25	2,310
Capital One Financial Corp.	17	3,722
Carlyle Group, Inc.	7	412
Cboe Global Markets, Inc.	3	795
Charles Schwab Corp.	46	4,780
CME Group, Inc.	9	2,602
Coinbase Global, Inc. - Class A (a)	5	974
Corebridge Financial, Inc.	8	247
Corpay, Inc. (a)	2	629
Equitable Holdings, Inc.	8	371
Fidelity National Information Services, Inc.	14	774
Fiserv, Inc. (a)	15	956
Global Payments, Inc.	6	430
Goldman Sachs Group, Inc.	8	7,483
Hannover Rueck SE	2	566
Interactive Brokers Group, Inc. - Class A	12	899
Intercontinental Exchange, Inc. (b)	15	2,607
Jack Henry & Associates, Inc.	2	358
KKR & Co., Inc.	16	1,828
LPL Financial Holdings, Inc.	2	729
Mastercard, Inc. - Class A	23	12,392
Moody's Corp.	4	2,062
Morgan Stanley	31	5,667
MSCI, Inc.	2	1,218
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3	1,822
Nasdaq, Inc.	12	1,163
National Bank of Canada	10	1,192
Northern Trust Corp.	5	747
PayPal Holdings, Inc.	25	1,317
Raymond James Financial, Inc. (b)	5	829
Robinhood Markets, Inc. - Class A (a)(b)	19	1,890
Rocket Cos., Inc. - Class A	25	448
Royal Bank of Canada	37	6,161
S&P Global, Inc.	8	4,222
SoFi Technologies, Inc. (a)	32	730
State Street Corp.	8	1,047
Synchrony Financial	10	726
T Rowe Price Group, Inc. (b)	6	634
Talanx AG	2	253
Toast, Inc. - Class A (a)	13	404
Toronto-Dominion Bank	45	4,206
Tradeweb Markets, Inc. - Class A	3	309
Visa, Inc. - Class A	45	14,482
		143,792

Health Care - 7.2%
Abbott Laboratories	46	5,028
Baxter International, Inc.	14	281
Becton Dickinson & Co. (b)	7	1,424
Boston Scientific Corp. (a)	39	3,648
Cardinal Health, Inc.	6	1,289
Cencora, Inc.	5	1,796
Centene Corp. (a)	14	606
Cigna Group (b)	7	1,919
Cooper Cos., Inc. (a)	5	407
CVS Health Corp.	34	2,534
DexCom, Inc. (a)	11	803
Edwards Lifesciences Corp. (a)	16	1,302
Elevance Health, Inc.	6	2,074
Galderma Group AG	4	745
GE HealthCare Technologies, Inc. (b)	12	948
HCA Healthcare, Inc. (b)	4	1,953
Hologic, Inc. (a)	6	450
Humana, Inc. (b)	3	586
IDEXX Laboratories, Inc. (a)	2	1,341
Insulet Corp. (a)	2	512
Intuitive Surgical, Inc. (a)	9	4,538
Labcorp Holdings, Inc.	2	543
Lonza Group AG	2	1,358
McKesson Corp.	3	2,494
Medtronic PLC	34	3,501
Novartis AG	50	7,413
Quest Diagnostics, Inc.	3	561
ResMed, Inc. (b)	4	1,033
Roche Holding AG	1	460
Roche Holding AG	19	8,619
Sandoz Group AG	11	871
Solventum Corp. (a)(b)	4	308
STERIS PLC	2	525
Stryker Corp.	9	3,326
UnitedHealth Group, Inc.	24	6,886
Universal Health Services, Inc. - Class B	1	201
Veeva Systems, Inc. - Class A (a)	4	816
Zimmer Biomet Holdings, Inc. (b)	5	435
		73,534

Industrials - 3.3%
AGC, Inc.	5	184
Canadian National Railway Co.	14	1,347
Canadian Pacific Kansas City Ltd.	24	1,784
Daifuku Co. Ltd.	9	322
Daikin Industries Ltd.	7	841
Ebara Corp.	12	361
Experian PLC	24	906
FANUC Corp.	25	1,013
Fuji Electric Co. Ltd.	4	284
Fujikura Ltd.	7	885
Hitachi Ltd.	121	4,191
IHI Corp.	27	622
Intertek Group PLC	4	244
ITOCHU Corp.	155	1,974
Kajima Corp.	11	448
Kawasaki Heavy Industries Ltd.	4	333
Komatsu Ltd.	25	958
Kubota Corp.	26	398
Makita Corp.	6	207
Marubeni Corp.	37	1,223
Minebea Mitsumi, Inc.	10	202
Mitsubishi Corp.	85	2,250
Mitsubishi Electric Corp.	50	1,560
Mitsubishi Heavy Industries Ltd.	85	2,482
Mitsui & Co. Ltd.	65	2,115
MonotaRO Co. Ltd.	7	95
NIDEC CORP	22	314
Obayashi Corp.	17	383
RELX PLC	48	1,694
Rentokil Initial PLC	67	413
Sekisui Chemical Co. Ltd.	10	177
SMC Corp.	2	777
Sumitomo Corp.	29	1,171
Taisei Corp.	4	398
TFI International, Inc.	2	215
Toyota Industries Corp.	4	511
Toyota Tsusho Corp.	18	652
		33,934

Information Technology - 35.6% (c)
Accenture PLC - Class A (b)	16	4,218
Adobe, Inc. (a)	11	3,226
Advanced Micro Devices, Inc. (a)	43	10,179
Amphenol Corp. - Class A (b)	32	4,611
Analog Devices, Inc.	13	4,041
Apple, Inc.	184	47,744
Applied Materials, Inc.	21	6,769
AppLovin Corp. - Class A (a)(b)	6	2,839
Arista Networks, Inc. (a)(b)	28	3,969
Astera Labs, Inc. (a)(b)	3	452
Atlassian Corp. - Class A (a)	4	473
Autodesk, Inc. (a)	5	1,264
Bentley Systems, Inc. - Class B	5	176
Broadcom, Inc.	118	39,093
Cadence Design System, Inc. (a)	7	2,075
CDW Corp.	3	379
Ciena Corp. (a)(b)	4	1,007
Cisco Systems, Inc.	105	8,224
Cloudflare, Inc. - Class A (a)(b)	8	1,419
Cognizant Technology Solutions Corp. - Class A	13	1,067
CoreWeave, Inc. - Class A (a)(b)	5	466
Corning, Inc.	22	2,271
Credo Technology Group Holding Ltd. (a)	4	501
Crowdstrike Holdings, Inc. - Class A (a)	7	3,090
Datadog, Inc. - Class A (a)	8	1,035
Dell Technologies, Inc. - Class C	9	1,030
Docusign, Inc. (a)	6	315
Dynatrace, Inc. (a)	8	305
Entegris, Inc.	4	472
F5, Inc. (a)	1	276
Fair Isaac Corp. (a)	1	1,463
First Solar, Inc. (a)	3	677
Flex Ltd. (a)	10	630
Fortinet, Inc. (a)	17	1,381
Gartner, Inc. (a)	2	419
Gen Digital, Inc.	14	336
GoDaddy, Inc. - Class A (a)	4	402
Hewlett Packard Enterprise Co.	35	753
HP, Inc.	25	486
HubSpot, Inc. (a)	1	280
Intel Corp. (a)	120	5,576
International Business Machines Corp.	24	7,361
Intuit, Inc.	7	3,492
IonQ, Inc. (a)(b)	8	320
Jabil, Inc.	3	712
Keysight Technologies, Inc. (a)	4	865
KLA Corp.	3	4,284
Lam Research Corp.	33	7,704
Marvell Technology, Inc.	23	1,815
Microchip Technology, Inc.	15	1,139
Micron Technology, Inc.	29	12,032
Microsoft Corp.	98	42,168
MongoDB, Inc. (a)(b)	2	743
Monolithic Power Systems, Inc.	1	1,124
Motorola Solutions, Inc.	4	1,610
NetApp, Inc.	5	482
Nutanix, Inc. - Class A (a)	7	275
NVIDIA Corp.	259	49,503
NXP Semiconductors NV	7	1,583
Okta, Inc. (a)(b)	4	338
ON Semiconductor Corp. (a)(b)	11	659
Oracle Corp.	45	7,406
Palantir Technologies, Inc. - Class A (a)	60	8,795
Palo Alto Networks, Inc. (a)	18	3,185
PTC, Inc. (a)	3	468
Pure Storage, Inc. - Class A (a)(b)	8	556
QUALCOMM, Inc. (b)	28	4,245
Roper Technologies, Inc.	3	1,114
salesforce.com, Inc.	25	5,307
Samsara, Inc. - Class A (a)(b)	10	281
Seagate Technology Holdings PLC	5	2,038
ServiceNow, Inc. (a)	27	3,159
Snowflake, Inc. - Class A (a)	8	1,542
Strategy, Inc. - Class A (a)(b)	7	1,048
Super Micro Computer, Inc. (a)(b)	15	437
Synopsys, Inc. (a)	5	2,326
TE Connectivity PLC (b)	8	1,782
Teledyne Technologies, Inc. (a)	1	620
Teradyne, Inc.	4	964
Texas Instruments, Inc.	24	5,173
Trimble, Inc. (a)	6	406
Twilio, Inc. - Class A (a)(b)	4	482
Tyler Technologies, Inc. (a)	1	369
VeriSign, Inc.	2	488
Western Digital Corp.	9	2,252
Workday, Inc. - Class A (a)	6	1,054
Zebra Technologies Corp. - Class A (a)	1	235
Zoom Communications, Inc. - Class A (a)	7	645
Zscaler, Inc. (a)	3	600
		360,575

Materials - 1.2%
Agnico Eagle Mines Ltd.	13	2,471
Alamos Gold, Inc. - Class A	11	408
Barrick Mining Corp.	45	2,057
CCL Industries, Inc. - Class B	4	241
First Quantum Minerals Ltd. (a)	19	537
Franco-Nevada Corp.	5	1,170
Ivanhoe Mines Ltd. - Class A (a)	21	266
Kinross Gold Corp.	32	1,008
Lundin Gold, Inc.	3	225
Lundin Mining Corp.	18	454
Nutrien Ltd.	13	895
Pan American Silver Corp.	11	599
Teck Resources Ltd. - Class B	12	644
Wheaton Precious Metals Corp.	12	1,581
		12,556

Real Estate - 0.3%
Daito Trust Construction Co. Ltd.	8	162
Daiwa House Industry Co. Ltd.	15	510
Hulic Co. Ltd.	12	143
Mitsubishi Estate Co. Ltd.	28	713
Mitsui Fudosan Co. Ltd.	70	799
Sumitomo Realty & Development Co. Ltd.	16	444
		2,771

Utilities - 0.5%
Acciona SA	1	215
Endesa SA	8	295
Iberdrola SA	168	3,769
Naturgy Energy Group SA	5	157
Redeia Corp. SA	11	190
		4,626
TOTAL COMMON STOCKS (Cost $822,883)		983,480

REAL ESTATE INVESTMENT TRUSTS - 2.9%	Shares	Value
Financials - 0.0% (d)
Annaly Capital Management, Inc.	17	391

Real Estate - 2.9%
Alexandria Real Estate Equities, Inc.	5	273
American Homes 4 Rent - Class A	9	282
American Tower Corp. (b)	12	2,151
AvalonBay Communities, Inc.	4	711
BXP, Inc.	4	259
Crown Castle, Inc.	12	1,042
Digital Realty Trust, Inc.	9	1,494
Equinix, Inc.	3	2,463
Equity LifeStyle Properties, Inc. (b)	5	316
Equity Residential	10	623
Essex Property Trust, Inc.	2	504
Extra Space Storage, Inc.	6	828
Gaming and Leisure Properties, Inc. (b)	8	358
Healthpeak Properties, Inc.	19	328
Invitation Homes, Inc.	16	428
Iron Mountain, Inc.	8	737
Kimco Realty Corp.	18	379
Mid-America Apartment Communities, Inc.	3	403
Prologis, Inc.	25	3,264
Public Storage	4	1,105
Realty Income Corp.	25	1,529
Regency Centers Corp.	5	364
SBA Communications Corp.	3	552
Simon Property Group, Inc.	9	1,722
Sun Communities, Inc.	3	382
UDR, Inc.	9	334
Ventas, Inc.	12	932
VICI Properties, Inc.	29	814
Welltower, Inc.	18	3,390
Weyerhaeuser Co.	20	516
WP Carey, Inc.	6	418
		28,901
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $31,222)		29,292

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.4%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.77% (e)	85,700	85,700
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $85,700)		85,700

TOTAL INVESTMENTS - 108.3% (Cost $939,805)		1,098,472
Liabilities in Excess of Other Assets - (8.3)%		(84,229)
TOTAL NET ASSETS - 100.0%		$1,014,243

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2026. The fair value of these securities was $82,971.
(c)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Pacer MSCI World Industry Advantage ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$983,480	$–	$–	$983,480
Real Estate Investment Trusts	29,292	–	–	29,292
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	85,700
Total Investments	$1,012,772	$–	$–	$1,098,472

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $85,700 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.